LICENSING AGREEMENTS (Tables)	12 Months Ended
Mar. 31, 2013
Licensing Agreements Tables
Sublicenses granted to company schedule
The Company is obligated to make the following milestone payments to the entity based on commencement of various clinical trials and submissions of an application to the FDA for regulatory approval:

Amount	Date due
$50,000	Within 30 days of commencement of Phase I/II clinical trial.

50,000	Within 30 days of commencement of a separate Phase II trial as required by the FDA.

300,000	Within 30 days of commencement of a Phase III trial.

500,000	Within 30 days of submission of a biological license application or a new drug application with the FDA.